Warrants (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($) shares
Warrants.
Proceeds from warrants exercised	$ 132,000	$ 132,000
Number of Warrants	532,860	532,860	0
Warrants exercised (in shares)	30,000	30,000	(248,352)
Number of warrants
Balance, beginning	0	0	248,352
Issued	562,860	562,860
Exercise of warrants (in shares)	(30,000)	(30,000)	248,352
Balance, ending	532,860	532,860	0
Grant date fair value
Balance, beginning | $	$ 0		$ 2.00
Issued | $	4.40
Exercise of warrants | $	4.40		2.00
Balance, ending | $	4.40		$ 0
Estimated fair value of grants issued at grant date | $	$ 873,121
Market price on valuation date | $ / shares	$ 4.40
Expected dividend yield	0.00%	0.00%
Expected volatility	66.61%	66.61%
Risk-free interest rate	0.17%	0.17%
Expected average life (in years)	1 year	1 year